ACQUISITIONS (Details) - Schedule of Business Acquisitions, by Acquisition (USD $)	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Aug. 15, 2014
Business Acquisition [Line Items]
Cash	$ 3,000,000	$ 100,000
Customer Relationships [Member] | The Fresh Diet [Member]
Business Acquisition [Line Items]
Intangible Assets	2,700,000		2,700,000
Trade Names [Member] | The Fresh Diet [Member]
Business Acquisition [Line Items]
Intangible Assets	1,800,000		1,800,000
The Fresh Diet [Member]
Business Acquisition [Line Items]
Cash	3,000,000
Common Stock – 6,889,937 shares	9,645,912		14,000,000
Total purchase price	12,645,912		14,000,000
Tangible assets acquired	2,567,223		2,567,223
Liabilities assumed	11,035,724		11,035,724
Net tangible assets	(8,468,501)		(8,468,501)
Goodwill	16,614,413		17,968,501
Total purchase price	$ 12,645,912		$ 14,000,000